Note Net income per common share (Computation of net income (loss) per common share ("EPS"), basic and diluted) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Preferred stock dividends	$ (3,723)	$ (3,723)	$ (3,723)
Net income (loss) applicable to common stock	$ 891,621	$ (317,213)	$ 595,604
Average common shares outstanding	102,967,186	102,848,792	102,693,685
Average potential dilutive common shares	157,123	0	367,790
Average common shares outstanding - assuming dilution	103,124,309	102,848,792	103,061,475
Net (Loss) Income per Common Share - Basic	$ 8.66	$ (3.08)	$ 5.8
Net (Loss) Income per Common Share - Diluted	$ 8.65	$ (3.08)	$ 5.78
Continuing Operations
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income (loss) from continuing operations	$ 893,997	$ (190,510)	$ 558,818
Net (loss) income from continuing operations - Basic	$ 8.65	$ (1.88)	$ 5.41
Net (loss) income from continuing operations - Diluted	$ 8.64	$ (1.88)	$ 5.39
Discontinued Operations
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income Loss From Discontinued Operations Net Of Tax	$ 1,347	$ (122,980)	$ 40,509
Net (loss) income from discontinued operations - Basic	$ 0.01	$ (1.2)	$ 0.39
Net loss (income) from discontinued operations - Diluted	$ 0.01	$ (1.2)	$ 0.39